GS Loan Number	Investor Loan Number	EXCEPTIONID	EXCEPTIONIDDATE	CONDITIONCATEGORY	CONDITIONSTANDARDIZEDDESCRIPTION	EXCEPTIONINFORMATION	EDITEDEXCEPTION	COMPENSATINGFACTORS	FOLLOW-UPCOMMENTS	STATUS	CLEAREDDATE	OVERRIDEDATE	EXCEPTIONLEVELGRADE	COMPLETEDATE	OUTSIDEQCDATE	NOTEDATE	PROPERTYSTATE	OCCUPANCY	PURPOSE
XXXXX	XXXXX	XXX	XXXXXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.	Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ;		Cleared	XX/XX/XXXX		1	X/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXX	XXXXXX	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Lender  increase in Lender Inspection fee XX/XX/XXXX fee was $XXX and increased to $XXX w/out  providing Change of Circumstance to customer

This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Lender  increase in Lender Inspection fee  XX/XX/XXXX fee was $XXX and increased to $XXX w/out  providing Change of Circumstance to customer
								Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ;		Cleared	XX/XX/XXXX		1	X/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXX	XXXXXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ;		Cleared	XX/XX/XXXX		1	X/X/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXX	XXXXXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.	Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ;		Cleared	XX/XX/XXXX		1	X/X/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXX	XXXXXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.	Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ;		Cleared	XX/XX/XXXX		1	X/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXX	XXXXXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.	Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ;		Cleared	XX/XX/XXXX		1	XX/X/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXX	XXXXXX	Compliance	Regulation XXX failure - The Qualified Mortgage calculated DTI is greater than XXX%.	Regulation §1026.43(e)(2)(vi) - The Qualified Mortgage calculated DTI of XXX is greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI XXX); DU approved, exception cleard.; DU approved; Exception cleared.	Regulation §1026.43(e)(2)(vi) - The Qualified Mortgage calculated DTI of XXX is greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI XXX); DU approved, exception cleard.; DU approved; Exception cleared.	Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXX	XXXXXX	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. Please provide.; XX/XX/XXXX: Received trailing docs; ID - Per XXX; Exception cleared.	Borrower residency documentation not provided or issue with documentation. Please provide.; XX/XX/XXXX: Received trailing docs; ID - Per XXX; Exception cleared.	Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase